Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax, Fair value hedges) (Detail) - Derivatives designated as hedging instruments - Fair value hedges - JPY (¥)
¥ in Millions
	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Interest rate swap agreements | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative and other	¥ 79	¥ 1,305	¥ 371	¥ 3,173
Gains (losses) recognized in income on hedged item	(76)	(1,309)	(227)	(3,058)
Interest rate swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative and other	0	0	0	0
Gains (losses) recognized in income on hedged item	11	0	11	0
Foreign exchange contracts | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative and other	(13,560)	(29,199)	(55,247)	(78,667)
Gains (losses) recognized in income on hedged item	13,603	29,275	55,301	78,817
Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative and other	52	(314)	(101)	(449)
Gains (losses) recognized in income on hedged item	¥ (35)	¥ 218	¥ 48	¥ 399